Vanguard Capital Opportunity Fund
Vanguard Consumer Discretionary Index Fund
Vanguard Consumer Staples Index Fund
Vanguard Convertible Securities Fund
Vanguard Developed Markets Index Fund
Vanguard Emerging Markets Select Stock Fund
Vanguard Energy Fund
Vanguard Energy Index Fund
Vanguard Financials Index Fund
Vanguard Health Care Fund
Vanguard Health Care Index Fund
Vanguard High-Yield Corporate Fund
Vanguard Industrials Index Fund
Vanguard Information Technology Index Fund
Vanguard International ExplorerTM Fund
Vanguard International Growth Fund
Vanguard International Value Fund
Vanguard Market Neutral Fund
Vanguard Materials Index Fund
Vanguard Precious Metals and Mining Fund
Vanguard PRIMECAP Fund
Vanguard PRIMECAP Core Fund
Vanguard REIT Index Fund
Vanguard Selected Value Fund
Vanguard Tax-Managed International Fund
Vanguard Telecommunication Services Index Fund
Vanguard Total International Stock Index Fund
Vanguard Utilities Index Fund

Supplement to the Statements of Additional Information

Important Changes to Fees

Effective immediately, each Fund has eliminated its redemption fee.

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